UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB FlexFee International Bond Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 50.2%
Belgium - 1.8%
Kingdom of Belgium Government Bond
Series 72
2.60%, 6/22/24 (a)	EUR	342	$483,336
Series 74
0.80%, 6/22/25 (a)		30	38,043
Series 75
1.00%, 6/22/31 (a)		20	24,669
Series 81
0.80%, 6/22/27 (a)		215	268,397

			814,445

Canada - 4.1%
Canadian Government Bond
0.50%, 3/01/22	CAD	447	328,233
1.00%, 6/01/27		2,150	1,518,310

			1,846,543

France - 1.9%
French Republic Government Bond OAT
0.75%, 5/25/28	EUR	147	181,482
2.00%, 5/25/48 (a)		345	468,859
2.50%, 5/25/30 (a)		35	51,187
3.25%, 5/25/45 (a)		90	154,679

			856,207

Germany - 3.1%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 2/15/25-2/15/28 (a)		467	576,359
2.50%, 7/04/44 (a)		497	807,301

			1,383,660

Ireland - 0.8%
Ireland Government Bond
1.00%, 5/15/26 (a)		278	352,216

Italy - 8.9%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		1,715	2,191,379
3.45%, 3/01/48 (a)		45	62,196
3.75%, 5/01/21		460	630,401
4.50%, 5/01/23		45	65,949
5.00%, 8/01/34 (a)		45	75,353
5.50%, 11/01/22		675	1,017,046

			4,042,324

Japan - 11.9%
Japan Government Ten Year Bond
Series 347
0.10%, 6/20/27	JPY	36,850	349,089

	Principal Amount (000)		U.S. $ Value
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29	JPY	158,050	$1,817,886
Series 143
1.60%, 3/20/33		42,450	477,019
Series 144
1.50%, 3/20/33		34,350	381,042
Series 150
1.40%, 9/20/34		126,300	1,387,515
Series 158
0.50%, 9/20/36		100,050	949,093

			5,361,644

Malaysia - 1.5%
Malaysia Government Bond
Series 0902
4.378%, 11/29/19	MYR	205	53,858
Series 3/04
5.734%, 7/30/19		300	79,972
Series 414
3.654%, 10/31/19		715	185,725
Series 511
3.58%, 9/28/18		1,393	360,710

			680,265

Mexico - 1.9%
Mexican Bonos
Series M
8.00%, 6/11/20	MXN	3,460	193,253
Series M 20
10.00%, 12/05/24		10,656	672,186

			865,439

Netherlands - 2.1%
Netherlands Government Bond
0.75%, 7/15/27 (a)	EUR	771	968,655

Russia - 1.0%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	26,135	457,570

Singapore - 0.7%
Singapore Government Bond
2.75%, 3/01/46	SGD	325	246,656
3.375%, 9/01/33		90	75,362

			322,018

Spain - 2.5%
Spain Government Bond
1.40%, 1/31/20	EUR	355	450,952
2.90%, 10/31/46 (a)		240	341,280
4.40%, 10/31/23 (a)		60	90,560

	Principal Amount (000)		U.S. $ Value
4.70%, 7/30/41 (a)	EUR	24	$44,443
Series 30Y
2.70%, 10/31/48 (a)		135	182,761

			1,109,996

United Kingdom - 4.5%
United Kingdom Gilt
1.50%, 7/22/26 (a)	GBP	596	850,535
2.50%, 7/22/65 (a)		46	86,384
3.25%, 1/22/44 (a)		42	77,489
4.25%, 12/07/40 (a)		91	188,603
4.50%, 12/07/42 (a)		227	496,251
4.75%, 12/07/30 (a)		181	347,651

			2,046,913

United States - 3.3%
U.S. Treasury Bonds
3.00%, 2/15/47	U.S.$	43	43,027
U.S. Treasury Notes
2.00%, 10/31/22		1,055	1,029,883
2.25%, 2/15/27		310	297,988
2.375%, 5/15/27		115	111,604

			1,482,502

Uruguay - 0.2%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	1,198	38,806
9.875%, 6/20/22 (a)		1,225	43,678

			82,484

Total Governments - Treasuries (cost $21,562,182)			22,672,881

CORPORATES - INVESTMENT GRADE - 15.1%
Financial Institutions - 9.6%
Banking - 7.9%
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	100	133,064
3.824%, 1/20/28	U.S.$	135	133,665
Bank of Scotland PLC
9.375%, 5/15/21 (a)	GBP	90	152,460
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	81	120,021
BNP Paribas SA
7.625%, 3/30/21 (a)(b)	U.S.$	205	220,149
Citigroup, Inc.
3.887%, 1/10/28		135	134,108
Cooperatieve Rabobank UA
4.75%, 6/06/22 (a)	EUR	90	130,954
Countrywide Capital III
Series B
8.05%, 6/15/27	U.S.$	315	394,404

	Principal Amount (000)		U.S. $ Value
Credit Agricole SA
3.00%, 2/02/25	EUR	135	$180,884
Danske Bank A/S
5.375%, 9/29/21 (a)	GBP	226	321,953
Goldman Sachs Group, Inc. (The)
1.625%, 7/27/26 (a)	EUR	180	222,182
3.85%, 1/26/27	U.S.$	51	50,275
HSBC Bank Capital Funding Sterling 2 LP
5.862%, 4/07/20 (b)	GBP	91	134,927
HSBC Holdings PLC
4.00%, 3/30/22	U.S.$	20	20,459
6.00%, 9/29/23 (a)(b)	EUR	200	282,388
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)	U.S.$	200	193,599
JPMorgan Chase & Co.
3.782%, 2/01/28		135	133,890
Morgan Stanley
1.875%, 3/30/23	EUR	100	129,167
Series G
1.75%, 3/11/24		100	127,271
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(b)	GBP	90	132,149
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	110	108,931
US Bancorp
Series J
5.30%, 4/15/27 (b)		90	91,911

			3,548,811

Finance - 0.5%
GE Capital UK Funding Unlimited Co.
6.75%, 8/06/18	GBP	90	128,597
Synchrony Financial
3.95%, 12/01/27	U.S.$	90	85,106

			213,703

Insurance - 0.8%
Assicurazioni Generali SpA
Series E
7.75%, 12/12/42 (a)	EUR	100	154,628
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	U.S.$	100	126,612
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		45	72,542

			353,782

REITS - 0.4%
American Tower Corp.
4.70%, 3/15/22		10	10,427
5.05%, 9/01/20		10	10,411
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		38	38,080
Spirit Realty LP
4.45%, 9/15/26		3	2,904

	Principal Amount (000)		U.S. $ Value
VEREIT Operating Partnership LP
4.60%, 2/06/24	U.S.$	7	$7,094
WPC Eurobond BV
2.125%, 4/15/27	EUR	110	135,114

			204,030

			4,320,326

Industrial - 5.3%
Basic - 0.3%
Glencore Finance Europe Ltd.
1.75%, 3/17/25 (a)		100	124,364
Glencore Funding LLC
4.625%, 4/29/24 (a)	U.S.$	20	20,478
Yamana Gold, Inc.
4.95%, 7/15/24		10	10,315

			155,157

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		10	10,031
4.908%, 7/23/25		90	91,794
Time Warner, Inc.
3.55%, 6/01/24		45	44,355

			146,180

Communications - Telecommunications - 0.6%
AT&T, Inc.
3.80%, 3/15/22		215	218,116
Bell Canada, Inc.
3.35%, 6/18/19	CAD	10	7,852
Series M-26
3.35%, 3/22/23		45	35,456
Rogers Communications, Inc.
4.00%, 6/06/22		10	8,131
TELUS Corp.
Series CH
5.05%, 7/23/20		10	8,191

			277,746

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
4.134%, 8/04/25	U.S.$	200	196,976
General Motors Co.
4.20%, 10/01/27		35	34,295
General Motors Financial Co., Inc.
3.70%, 5/09/23		17	16,874
5.25%, 3/01/26		7	7,395

			255,540

Consumer Cyclical - Entertainment - 0.5%
Carnival Corp.
1.625%, 2/22/21	EUR	180	230,903

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.2%
Celgene Corp.
2.75%, 2/15/23	U.S.$	78	$74,914
3.25%, 2/20/23		80	78,608
3.45%, 11/15/27		92	87,358
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	150	118,840
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	100	119,962
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	45	46,281

			525,963

Energy - 0.6%
Apache Corp.
6.90%, 9/15/18		45	45,818
Enbridge Energy Partners LP
4.375%, 10/15/20		20	20,384
Energy Transfer Partners LP
4.65%, 6/01/21		10	10,283
4.90%, 2/01/24		10	10,276
EnLink Midstream Partners LP
4.15%, 6/01/25		90	87,722
Noble Energy, Inc.
3.90%, 11/15/24		20	20,138
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		20	19,024
3.85%, 10/15/23		10	9,744
Williams Partners LP
3.90%, 1/15/25		45	44,400

			267,789

Services - 0.0%
Expedia Group, Inc.
3.80%, 2/15/28		13	12,081
S&P Global, Inc.
4.40%, 2/15/26		7	7,348

			19,429

Technology - 1.2%
Apple, Inc.
2.513%, 8/19/24	CAD	120	91,269
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27	U.S.$	10	9,732
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		20	21,197
6.02%, 6/15/26 (a)		45	48,436
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	100	123,326
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	U.S.$	135	136,255
KLA-Tencor Corp.
4.65%, 11/01/24		20	20,870

	Principal Amount (000)		U.S. $ Value
Seagate HDD Cayman
4.75%, 1/01/25	U.S.$	10	$9,742
4.875%, 3/01/24 (a)		80	79,346

			540,173

			2,418,880

Utility - 0.2%
Electric - 0.0%
Union Electric Co.
6.70%, 2/01/19		10	10,321

Other Utility - 0.2%
Anglian Water Services Financing PLC
6.875%, 8/21/23	GBP	45	79,263

			89,584

Total Corporates - Investment Grade (cost $6,778,228)			6,828,790

CORPORATES - NON-INVESTMENT GRADE - 6.5%
Financial Institutions - 4.6%
Banking - 4.5%
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(b)	EUR	200	267,044
Banco Santander SA
6.25%, 9/11/21 (a)(b)		100	135,657
Bank of America Corp.
Series FF
5.875%, 3/15/28 (b)	U.S.$	88	88,580
CaixaBank SA
6.75%, 6/13/24 (a)(b)	EUR	200	278,697
Credit Suisse Group AG
6.25%, 12/18/24 (a)(b)	U.S.$	200	204,741
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (b)		59	57,251
Intesa Sanpaolo SpA
7.75%, 1/11/27 (a)(b)	EUR	200	300,441
Societe Generale SA
7.375%, 9/13/21 (a)(b)	U.S.$	210	223,206
UBS Group AG
7.125%, 8/10/21 (a)(b)		200	210,725
UniCredit SpA
6.625%, 6/03/23 (a)(b)	EUR	200	267,086

			2,033,428

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21	U.S.$	45	46,754

			2,080,182

	Principal Amount (000)		U.S. $ Value
Industrial - 1.7%
Basic - 0.2%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	45	$45,258
Novelis Corp.
6.25%, 8/15/24 (a)		45	46,060

			91,318

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		45	45,891
Series T
5.80%, 3/15/22		51	49,772

			95,663

Consumer Non-Cyclical - 0.4%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		25	23,005
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		8	7,614
5.75%, 8/01/22 (a)		41	35,568
Tenet Healthcare Corp.
4.375%, 10/01/21		39	38,521
4.50%, 4/01/21		25	24,788
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23 (a)		10	8,850
6.125%, 4/15/25 (a)		45	38,670

			177,016

Energy - 0.6%
Antero Resources Corp.
5.125%, 12/01/22		30	30,275
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		10	7,140
Energy Transfer Equity LP
4.25%, 3/15/23		15	14,539
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		35	34,484
PDC Energy, Inc.
5.75%, 5/15/26 (a)		50	49,250
QEP Resources, Inc.
5.25%, 5/01/23		68	65,520
Southern Star Central Corp.
5.125%, 7/15/22 (a)		10	10,196
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		59	57,040

			268,444

	Principal Amount (000)		U.S. $ Value
Services - 0.1%
Aramark Services, Inc.
5.00%, 2/01/28 (a)	U.S.$	38	$37,157

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		68	67,925

Transportation - Services - 0.1%
Hertz Corp. (The)
5.50%, 10/15/24 (a)		45	38,220

			775,743

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
4.00%, 3/15/21		65	65,298

Total Corporates - Non-Investment Grade (cost $2,942,549)			2,921,223

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 5.9%
Canada - 5.9%
Province of British Columbia Canada
Series T
9.00%, 8/23/24	CAD	587	627,618
Province of Manitoba Canada
3.85%, 12/01/21		70	57,295
Province of Ontario Canada
2.40%, 6/02/26		135	102,569
2.60%, 6/02/25-6/02/27		655	505,288
3.15%, 6/02/22		316	253,101
Province of Quebec Canada
2.75%, 9/01/25		280	219,306
4.50%, 12/01/19		1,135	918,620

Total Local Governments - Provincial Bonds (cost $2,741,067)			2,683,797

COVERED BONDS - 5.6%
Australia & New Zealand Banking Group Ltd.
3.625%, 7/18/22 (a)	EUR	100	141,099
Bank of Scotland PLC
4.75%, 6/08/22 (a)		225	329,421
Danske Bank A/S
4.125%, 11/26/19		225	297,208
National Bank of Canada
1.50%, 3/25/21 (a)		100	128,766
Nationwide Building Society
4.375%, 2/28/22		250	358,784
Nordea Hypotek AB
Series 5531
1.00%, 4/08/22	SEK	1,800	220,206
Santander UK PLC
4.25%, 4/12/21 (a)	EUR	250	347,684

	Principal Amount (000)		U.S. $ Value
Skandinaviska Enskilda Banken AB
Series 574
1.50%, 12/15/21 (a)	SEK	2,000	$249,572
Stadshypotek AB
Series 1585
1.50%, 12/15/21 (a)		2,000	249,572
Swedbank Hypotek AB
Series 190
1.00%, 9/15/21 (a)		1,800	221,002

Total Covered Bonds (cost $2,450,820)			2,543,314

INFLATION-LINKED SECURITIES - 4.2%
Japan - 4.0%
Japanese Government CPI Linked Bond
Series 20
0.10%, 3/10/25	JPY	12,250	121,350
Series 21
0.10%, 3/10/26		167,628	1,668,374

			1,789,724

New Zealand - 0.2%
New Zealand Government Bond
Series 925
2.00%, 9/20/25 (a)	NZD	136	102,271

Total Inflation-Linked Securities (cost $1,764,673)			1,891,995

EMERGING MARKETS - TREASURIES - 3.3%
Argentina - 0.8%
Argentina POM Politica Monetaria
Series POM
27.935% (ARPP7DRR), 6/21/20 (c)	ARS	4,724	248,140
Argentine Bonos del Tesoro
15.50%, 10/17/26		1,718	83,983
16.00%, 10/17/23		775	37,369

			369,492

Brazil - 2.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	3,531	1,106,002

Total Emerging Markets - Treasuries (cost $1,541,365)			1,475,494

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Risk Share Floating Rate - 3.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3
6.522% (LIBOR 1 Month + 4.65%), 10/25/28 (c)	U.S.$	350	$401,798
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C02, Class 1M2
5.872% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		79	87,085
Series 2015-C02, Class 2M2
5.872% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		73	78,741
Series 2015-C04, Class 2M2
7.422% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		306	344,939
Series 2016-C01, Class 1M2
8.622% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		100	120,885
Series 2016-C05, Class 2M2
6.322% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		350	391,296

Total Collateralized Mortgage Obligations (cost $1,391,502)			1,424,744

GOVERNMENTS - SOVEREIGN AGENCIES - 2.0%
Canada - 2.0%
Canada Housing Trust No. 1
3.80%, 6/15/21 (a) (cost $908,517)	CAD	1,085	886,194

EMERGING MARKETS - SOVEREIGNS - 0.6%
Argentina - 0.1%
Argentine Republic Government International Bond
5.625%, 1/26/22	U.S.$	45	45,585

Brazil - 0.4%
Brazilian Government International Bond
4.625%, 1/13/28		200	196,000

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		34	33,922

Total Emerging Markets - Sovereigns (cost $279,988)			275,507

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Non-Agency Fixed Rate CMBS - 0.5%
COMM 2013-CCRE10 Mortgage Trust
Series 2013-CR10, Class A4
4.21%, 8/10/46	U.S.$	200	$209,263
Commercial Mortgage Pass Through Certificates
Series 2013-CR9, Class A2
3.055%, 7/10/45		4	3,879
GS Mortgage Securities Trust
Series 2013-GC12, Class C
4.179%, 6/10/46 (d)		20	19,540

Total Commercial Mortgage-Backed Securities (cost $239,204)			232,682

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
South Korea - 0.5%
Export-Import Bank of Korea
3.70%, 2/19/21 (a) (cost $211,642)	AUD	270	209,606

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Consumer Non-Cyclical - 0.1%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	U.S.$	30	24,038

Energy - 0.2%
Petrobras Global Finance BV
6.25%, 3/17/24		45	47,497
8.75%, 5/23/26		45	52,731

			100,228

			124,266

Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		18	18,132

Total Emerging Markets - Corporate Bonds (cost $147,714)			142,398

ASSET-BACKED SECURITIES - 0.2%
Other ABS - Fixed Rate - 0.2%
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (a)(d) (cost $114,989)		115	114,667

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.1%
Swaptions - 0.1%
IRS Swaption
Expiration: Apr 2018; Contracts: 2,210,000;
Exercise Price: GBP 1.69;
Counterparty: Morgan Stanley Capital Services LLC (e) (premiums paid $30,164)	GBP	2,210,000	$58,393

OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Jul 2018; Contracts: 2,242,625;
Exercise Price: MXN 17.94;
Counterparty: Royal Bank of Scotland PLC (e)	MXN	2,242,625	1,903
SEK/EUR
Expiration: Apr 2018; Contracts: 1,687,788;
Exercise Price: SEK 9.64;
Counterparty: Deutsche Bank AG (e)	SEK	1,687,788	10
SEK/EUR
Expiration: Jun 2018; Contracts: 5,472,500;
Exercise Price: SEK 9.95;
Counterparty: Goldman Sachs Bank USA (e)	SEK	5,472,500	1,311

Total Options Purchased - Puts (premiums paid $6,548)			3,224

	Shares
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (f)(g)(h) (cost $404,487)		404,487	404,487

Total Investments - 99.1% (cost $43,515,639) (i)			44,769,396	(j)
Other assets less liabilities - 0.9%			390,360

Net Assets - 100.0%			$45,159,756

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	13	June 2018	AUD	13	$1,109,295	$1,110,032	$737
Euro-BOBL Futures	4	June 2018	EUR	4	640,227	645,986	5,759
Euro-OAT Futures	3	June 2018	EUR	3	560,052	570,646	10,594
Long Gilt Futures	10	June 2018	GBP	10	1,697,462	1,723,165	25,703
U.S. T-Note 2 Yr (CBT) Futures	14	June 2018	USD	28	2,977,187	2,976,531	(656)
Sold Contracts
Euro Buxl 30 Yr Bond Futures	3	June 2018	EUR	3	589,386	610,476	(21,090)
Euro-Bund Futures	4	June 2018	EUR	4	771,935	784,682	(12,747)
U.S. 10 Yr Ultra Futures	17	June 2018	USD	17	2,176,148	2,207,609	(31,461)
U.S. T-Note 10 Yr (CBT)
Futures	2	June 2018	USD	2	240,343	242,281	(1,938)
U.S. T-Note 5 Yr (CBT) Futures	21	June 2018	USD	21	2,392,360	2,403,680	(11,320)
U.S. Ultra Bond (CBT) Futures	2	June 2018	USD	2	311,344	320,938	(9,594)

							$(46,013)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	542	CAD	703	4/12/18	$3,402
Bank of America, NA	JPY	858,029	USD	7,864	4/26/18	(211,763)
Bank of America, NA	AUD	38	JPY	3,193	5/16/18	942
Barclays Bank PLC	BRL	2,284	USD	687	4/03/18	(4,652)
Barclays Bank PLC	USD	692	BRL	2,284	4/03/18	325
Barclays Bank PLC	USD	224	IDR	3,018,458	4/10/18	(3,696)
Barclays Bank PLC	RUB	13,067	USD	228	4/17/18	708
Barclays Bank PLC	BRL	2,284	USD	690	5/03/18	(594)
Barclays Bank PLC	NOK	202	EUR	21	5/07/18	(77)
Barclays Bank PLC	AUD	72	NZD	77	6/08/18	453
BNP Paribas SA	AUD	2,278	USD	1,762	6/07/18	12,391
BNP Paribas SA	NZD	765	USD	553	6/07/18	265
Brown Brothers Harriman & Co.	USD	45	EUR	36	4/04/18	(530)
Brown Brothers Harriman & Co.	CAD	457	USD	356	4/12/18	1,688
Brown Brothers Harriman & Co.	CAD	522	USD	403	4/12/18	(1,545)
Brown Brothers Harriman & Co.	USD	390	CAD	503	4/12/18	280
Brown Brothers Harriman & Co.	USD	354	CAD	455	4/12/18	(601)
Brown Brothers Harriman & Co.	GBP	573	USD	811	4/13/18	7,449
Brown Brothers Harriman & Co.	GBP	346	USD	481	4/13/18	(3,930)
Brown Brothers Harriman & Co.	ZAR	424	USD	35	4/13/18	(832)
Brown Brothers Harriman & Co.	USD	463	MXN	8,674	4/20/18	12,752
Brown Brothers Harriman & Co.	TRY	357	USD	89	4/24/18	(1,036)
Brown Brothers Harriman & Co.	USD	45	JPY	4,726	4/24/18	(579)
Brown Brothers Harriman & Co.	USD	151	JPY	15,889	4/26/18	(1,928)
Brown Brothers Harriman & Co.	PLN	769	USD	226	5/16/18	771
Brown Brothers Harriman & Co.	USD	158	PLN	541	5/16/18	26
Brown Brothers Harriman & Co.	USD	69	PLN	233	5/16/18	(1,036)
Brown Brothers Harriman & Co.	SGD	415	USD	315	5/17/18	(2,487)
Brown Brothers Harriman & Co.	SEK	251	USD	31	5/25/18	516
Brown Brothers Harriman & Co.	USD	461	NOK	3,548	5/25/18	(7,705)
Brown Brothers Harriman & Co.	EUR	111	USD	139	5/30/18	1,697

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	196	EUR	158	5/30/18	$(604)
Brown Brothers Harriman & Co.	AUD	582	CAD	580	6/07/18	3,765
Brown Brothers Harriman & Co.	AUD	76	USD	58	6/07/18	63
Brown Brothers Harriman & Co.	JPY	7,199	NZD	93	6/07/18	(1,040)
Brown Brothers Harriman & Co.	USD	438	AUD	557	6/07/18	(10,266)
Citibank, NA	USD	100	ARS	2,053	4/09/18	1,600
Citibank, NA	CAD	8,886	USD	7,143	4/12/18	245,053
Citibank, NA	ILS	3,157	USD	927	4/20/18	26,113
Citibank, NA	USD	451	KRW	482,348	4/26/18	3,200
Citibank, NA	NOK	9	EUR	1	4/27/18	9
Citibank, NA	USD	393	TWD	11,353	6/07/18	(397)
Credit Suisse International	EUR	19	TRY	90	4/04/18	(855)
Credit Suisse International	USD	19	TRY	73	4/05/18	(420)
Credit Suisse International	USD	23	TRY	90	4/10/18	(476)
Credit Suisse International	EUR	21	SEK	208	4/16/18	(1,166)
Credit Suisse International	SEK	3,969	EUR	389	4/20/18	2,746
Credit Suisse International	USD	24	TRY	91	4/26/18	(809)
Credit Suisse International	EUR	42	NOK	406	4/27/18	(367)
Credit Suisse International	EUR	21	NOK	202	5/07/18	77
Credit Suisse International	AUD	65	CAD	64	5/09/18	(261)
Credit Suisse International	JPY	4,451	CAD	54	5/11/18	11
Credit Suisse International	JPY	3,193	AUD	38	5/16/18	(942)
Credit Suisse International	CAD	35	NOK	205	5/22/18	(802)
Credit Suisse International	SEK	4,486	EUR	437	5/30/18	17
Credit Suisse International	EUR	38	CAD	60	5/31/18	323
Credit Suisse International	NZD	77	AUD	72	6/08/18	(456)
Credit Suisse International	EUR	16	TRY	79	6/12/18	(573)
Credit Suisse International	EUR	35	CNH	275	6/22/18	412
Credit Suisse International	USD	25	ZAR	298	7/05/18	79
Credit Suisse International	USD	61	MXN	1,146	8/02/18	618
Credit Suisse International	CHF	47	SGD	67	8/27/18	1,561
Deutsche Bank AG	TRY	90	EUR	19	4/04/18	855
Deutsche Bank AG	SEK	879	EUR	90	4/20/18	4,997
Deutsche Bank AG	NOK	209	CAD	35	5/14/18	165
Goldman Sachs Bank USA	BRL	146	USD	44	4/03/18	(298)
Goldman Sachs Bank USA	USD	45	BRL	146	4/03/18	(646)
Goldman Sachs Bank USA	TRY	73	USD	19	4/05/18	419
Goldman Sachs Bank USA	EUR	612	USD	758	5/30/18	2,818
Goldman Sachs Bank USA	USD	1,121	AUD	1,422	6/07/18	(28,145)
Goldman Sachs Bank USA	SEK	2,977	EUR	294	6/18/18	5,405
JPMorgan Chase Bank, NA	TRY	90	USD	23	4/10/18	476
JPMorgan Chase Bank, NA	GBP	2,371	USD	3,377	4/13/18	49,031
JPMorgan Chase Bank, NA	USD	1,083	GBP	779	4/13/18	10,644
JPMorgan Chase Bank, NA	SEK	208	EUR	21	4/16/18	1,166
JPMorgan Chase Bank, NA	MXN	24,496	USD	1,302	4/20/18	(42,416)
JPMorgan Chase Bank, NA	JPY	2,283	TRY	80	4/24/18	(1,249)
JPMorgan Chase Bank, NA	TRY	80	JPY	2,283	4/24/18	1,249
JPMorgan Chase Bank, NA	USD	761	JPY	82,523	4/26/18	15,275
JPMorgan Chase Bank, NA	USD	449	KRW	480,519	4/26/18	3,643
JPMorgan Chase Bank, NA	USD	114	TRY	443	4/26/18	(2,577)
JPMorgan Chase Bank, NA	CAD	64	AUD	65	5/09/18	262
JPMorgan Chase Bank, NA	CAD	54	JPY	4,451	5/11/18	(10)
JPMorgan Chase Bank, NA	CAD	35	NOK	209	5/14/18	(165)
JPMorgan Chase Bank, NA	CAD	174	JPY	14,133	5/24/18	(1,797)
JPMorgan Chase Bank, NA	TWD	22,325	USD	769	6/07/18	(3,286)
JPMorgan Chase Bank, NA	TRY	79	EUR	16	6/12/18	573
Morgan Stanley Capital Services LLC	TRY	91	USD	24	4/26/18	809
Morgan Stanley Capital Services LLC	NOK	397	EUR	41	4/27/18	359
Morgan Stanley Capital Services LLC	CAD	60	EUR	38	5/31/18	(322)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	CNH	275	EUR	35	6/22/18	$(412)
Morgan Stanley Capital Services LLC	ZAR	298	USD	25	7/05/18	(79)
Morgan Stanley Capital Services LLC	USD	213	MYR	834	7/12/18	2,443
Royal Bank of Scotland PLC	ARS	3,807	USD	195	4/09/18	6,557
Royal Bank of Scotland PLC	NOK	205	CAD	35	5/22/18	802
Royal Bank of Scotland PLC	EUR	12,123	USD	15,040	5/30/18	60,884
Royal Bank of Scotland PLC	MXN	1,146	USD	61	8/02/18	(618)
Standard Chartered Bank	USD	731	BRL	2,430	4/03/18	4,950
Standard Chartered Bank	BRL	2,430	USD	749	4/03/18	12,327
Standard Chartered Bank	USD	130	BRL	433	5/03/18	1,169
Standard Chartered Bank	USD	660	INR	43,275	5/17/18	1,974
UBS AG	SGD	67	CHF	47	8/27/18	(1,559)

						$172,560

INTEREST RATE SWAPTIONS WRITTEN
Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Call
OTC -1 Year Interest Rate Swap	6 Month LIBOR	Morgan Stanley Capital Services LLC	1.76%	4/16/18	$870	$29,801	$ (80,940)

CURRENCY OPTIONS WRITTEN
Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.500	06/2018	437,500	BRL	438	$802	$(750)
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.550	06/2018	443,750	BRL	444	721	(542)
CAD vs. AUD/ JPMorgan Chase Bank, NA	CAD	1.007	05/2018	276,870	CAD	277	1,136	(548)
CAD vs. EUR/ Morgan Stanley Capital Services LLC	CAD	1.639	05/2018	286,738	CAD	287	1,100	(782)
CHF vs. GBP/ Deutsche Bank AG	CHF	1.352	06/2018	101,400	CHF	101	577	(896)
CNH vs. EUR/ Morgan Stanley Capital Services LLC	CNH	8.050	06/2018	1,408,750	CNH	1,409	978	(655)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
INR vs. USD/ JPMorgan Chase Bank, NA	INR	71.320	02/2019	7,132,000	INR	7,132	$926	$(878)
MXN vs. CAD/ Bank of America, NA	MXN	15.680	04/2018	2,352,000	MXN	2,352	783	(10)
MXN vs. USD/ Royal Bank of Scotland PLC	MXN	20.000	07/2018	2,500,000	MXN	2,500	1,833	(1,225)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	2,382,000	MXN	2,382	1,332	(841)
NOK vs. CAD/ Deutsche Bank AG	NOK	6.176	05/2018	926,400	NOK	926	546	(605)
NOK vs. CAD/ Royal Bank of Scotland PLC	NOK	6.030	05/2018	904,500	NOK	905	584	(1,952)
NOK vs. EUR/ Morgan Stanley Capital Services LLC	NOK	9.810	04/2018	1,962,000	NOK	1,962	1,275	(580)
NOK vs. EUR/ Barclays Bank PLC	NOK	9.919	05/2018	991,900	NOK	992	689	(195)
RUB vs. USD/ JPMorgan Chase Bank, NA	RUB	58.680	03/2018	5,868,000	RUB	5,868	480	(5)
SEK vs. EUR/ JPMorgan Chase Bank, NA	SEK	10.030	04/2018	1,003,000	SEK	1,003	580	(2,937)
SEK vs. EUR/ Deutsche Bank AG	SEK	10.000	04/2018	1,750,000	SEK	1,750	1,112	(5,778)
SEK vs. EUR/ Goldman Sachs Bank USA	SEK	10.350	06/2018	5,692,500	SEK	5,693	3,339	(5,819)
SGD vs. CHF/ UBS AG	SGD	1.480	08/2018	370,000	SGD	370	1,922	(678)
TRY vs. CHF/ UBS AG	TRY	5.900	02/2019	590,000	TRY	590	1,079	(989)
TRY vs. EUR/ Deutsche Bank AG	TRY	4.903	04/2018	490,270	TRY	490	1,279	(258)
TRY vs. EUR/ JPMorgan Chase Bank, NA	TRY	5.043	06/2018	458,868	TRY	459	956	(1,799)
TRY vs. USD/ Goldman Sachs Bank USA	TRY	4.040	04/2018	404,000	TRY	404	1,017	(88)
TRY vs. USD/ JPMorgan Chase Bank, NA	TRY	4.038	04/2018	504,750	TRY	505	1,154	(233)
TRY vs. USD/ Morgan Stanley Capital Services LLC	TRY	4.020	04/2018	502,500	TRY	503	1,344	(946)
ZAR vs. USD/ Morgan Stanley Capital Services LLC	ZAR	12.640	07/2018	1,580,000	USD	1,580	1,440	(1,356)

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
COP vs. USD/ Morgan Stanley Capital Services LLC	COP	2,768.000	06/2018	346,000,000	COP	346,000	$1,140	$(2,117)
JPY vs. AUD/ Bank of America, NA	JPY	79.500	05/2018	21,862,500	JPY	21,863	1,617	(1,438)
JPY vs. CAD/ JPMorgan Chase Bank, NA	JPY	80.000	05/2018	24,000,000	JPY	24,000	1,125	(1,037)
JPY vs. CAD/ Morgan Stanley Capital Services LLC	JPY	80.000	05/2018	46,000,000	JPY	46,000	2,231	(2,770)
NZD vs. AUD/ Barclays Bank PLC	NZD	1.049	06/2018	314,670	NZD	315	1,137	(1,264)
TRY vs. JPY/ JPMorgan Chase Bank, NA	JPY	27.042	04/2018	425,000	JPY	425	1,230	(1,795)

							$37,464	$(41,766)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
EUR	2,650	10/30/27	6 Month EURIBOR	0.901%	Annual/Semi-Annual	$9,992
GBP	130	12/27/47	1.419%	6 Month LIBOR	Semi-Annual/Semi-Annual	3,349
USD	5,610	1/17/20	3 Month LIBOR	2.170%	Semi-Annual/Quarterly	(32,032)
USD	5,610	1/17/20	3 Month LIBOR	2.204%	Semi-Annual/Quarterly	(28,312)
USD	2,355	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/Quarterly	31,831
USD	2,355	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/Quarterly	28,350

						$13,178

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.17%	USD	100	$(4,366)	$(4,037)	$(329)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	470	(20,544)	(23,257)	2,713
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	360	(15,736)	(18,631)	2,895

						$(40,646)	$(45,925)	$5,279

* Termination date

VARIANCE SWAPS
Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	6	$9	$	– 0	–	$9
AUD/JPY 3/3/20*	12.75	Maturity	AUD	38	(9)		– 0	–	(9)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	13	(3)		– 0	–	(3)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	26	(6)		– 0	–	(6)

					$(9)	$	– 0	–	$(9)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $15,004,085 or 33.2% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Non-income producing security.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.

(i)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,314,569 and gross unrealized depreciation of investments was $(971,258), resulting in net unrealized appreciation of $1,343,311.
(j)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN [1] March 31, 2018 (unaudited)
19.1%	United States
16.0%	Japan
12.9%	Canada
11.1%	Italy
8.9%	United Kingdom
4.0%	Spain
3.3%	France
3.2%	Brazil
3.1%	Germany
2.8%	Netherlands
2.1%	Sweden
1.9%	Mexico
1.8%	Belgium
8.9%	Other
0.9%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Argentina, Australia, Costa Rica, Denmark, Ireland, Israel, Malaysia, New Zealand, Russia, Singapore, South Korea, Switzerland and Uruguay.

AB FlexFee International Bond Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018.

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Fixed Income Securities:
Governments - Treasuries	$	– 0	–	$22,672,881		$	– 0	–	$22,672,881
Corporates - Investment Grade		– 0	–	6,828,790			– 0	–	6,828,790
Corporates - Non-Investment Grade		– 0	–	2,921,223			– 0	–	2,921,223
Local Governments - Provincial Bonds		– 0	–	2,683,797			– 0	–	2,683,797
Covered Bonds		– 0	–	2,543,314			– 0	–	2,543,314
Inflation-Linked Securities		– 0	–	1,891,995			– 0	–	1,891,995
Emerging Markets - Treasuries		– 0	–	1,475,494			– 0	–	1,475,494
Collateralized Mortgage Obligations		– 0	–	1,424,744			– 0	–	1,424,744
Governments - Sovereign Agencies		– 0	–	886,194			– 0	–	886,194
Emerging Markets - Sovereigns		– 0	–	275,507			– 0	–	275,507
Commercial Mortgage-Backed Securities		– 0	–	213,142			19,540		232,682
Quasi-Sovereigns		– 0	–	209,606			– 0	–	209,606
Emerging Markets - Corporate Bonds		– 0	–	142,398			– 0	–	142,398
Asset-Backed Securities		– 0	–	– 0	–		114,667		114,667
Options Purchased Calls		– 0	–	58,393			– 0	–	58,393
Options Purchased Puts		– 0	–	3,224			– 0	–	3,224
Short-Term Investments:
Investment Companies		404,487		– 0	–		– 0	–	404,487

Total Investments in Securities		404,487		44,230,702	+		134,207		44,769,396
Other Financial Instruments*:
Assets
Futures		42,793		– 0	–		– 0	–	42,793
Forward Currency Exchange Contracts		– 0	–	518,564			– 0	–	518,564
Centrally Cleared Interest Rate Swaps		– 0	–	73,522			– 0	–	73,522
Variance Swaps		– 0	–	9			– 0	–	9
Liabilities
Futures		(88,806)		– 0	–		– 0	–	(88,806)
Forward Currency Exchange Contracts		– 0	–	(346,004)			– 0	–	(346,004)
Currency Options Written		– 0	–	(41,766)			– 0	–	(41,766)
Credit Default Swaps		– 0	–	(40,646)			– 0	–	(40,646)
Centrally Cleared Interest Rate Swaps		– 0	–	(60,344)			– 0	–	(60,344)
Interest Rate Swaptions Written		– 0	–	(80,940)			– 0	–	(80,940)
Variance Swaps		– 0	–	(18)			– 0	–	(18)

Total^		$358,474		$44,253,079			$134,207		$44,745,760

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial
	Mortgage-Backed		Asset-Backed
	Securities		Securities		Total
Balance as of 12/31/17	$19,769		$ – 0	–	$19,769
Accrued discounts/(premiums)	1		4		5
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(230)		(322)		(552)
Purchases	– 0	–	114,985		114,985
Sales	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/18	$19,540		$114,667		$134,207	+

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18.	$(230)		$(322)		$(552)

+	There were no transfers between any levels during the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	12/31/17	at Cost	Proceeds	3/31/18	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$1,145	$3,897	$4,638	$404	$2

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2018